Cover	Jul. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2022
Entity File Number	000-55875
Entity Registrant Name	Nestbuilder.com Corp
Entity Central Index Key	0001725516
Entity Tax Identification Number	82-3254264
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	201 W. Passaic Street
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Rochelle Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07662
City Area Code	(201)
Local Phone Number	845-7001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false